Net finance income / (costs) (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Finance income
Interest income on current bank deposits	€ 1,449	€ 4,027	€ 1,605
Net foreign exchange gain on financing activities	0	1,595	0
Interest income on interest rate swap	2,583	887	0
Other finance income	947	567	455
Total finance income	4,979	7,076	2,060
Gain from debt modifications	55,936	0	0
Finance costs
Interest on bank borrowings (including amortization of capitalized financing fees)	(54,857)	(52,676)	(30,894)
Lease liabilities interest	(1,762)	(1,167)	(588)
Net foreign exchange loss on financing activities	(1,788)	(6)	(2,537)
Net foreign exchange losses on operating activities	(737)	(975)	(3,501)
Other finance costs	(1,066)	(2,597)	(1,129)
Total finance costs	(60,210)	(57,421)	(38,649)
Net finance income / (costs)	€ 705	€ (50,345)	€ (36,589)